========================
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                                                       ========================
                                                       OMB Number: 3235-0570
                                                       Expires: Nov. 30, 2005
                                                       Estimated average burden
                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08659

                               Henssler Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                              3735 Cherokee Street
                               Kennesaw, GA 30144
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-936-3863

Date of fiscal year end:   4/30/2005

Date of reporting period:  4/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS

                                 [HENSSLER LOGO]

                                  THE HENSSLER
                                  EQUITY FUND
                                ----------------
                                Lighting the Way

                                       o

                                  ANNUAL REPORT
                                 April 30, 2005

                                       o

                            THE HENSSLER EQUITY FUND
                              3735 CHEROKEE STREET
                             KENNESAW, GEORGIA 30144

                                       o

                                 1-800-936-3863
                                WWW.HENSSLER.COM

                                                                        TABLE OF
                                                                        CONTENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Letter to the Shareholders .........................................  3-4
Performance History ................................................  5
Expenses ...........................................................  6
Top Ten Holdings and Asset Allocation ..............................  7
Schedule of Investments ............................................  8-12
Statement of Assets & Liabilities ..................................  13
Statement of Operations ............................................  14
Statement of Changes in Net Assets .................................  15
Financial Highlights ...............................................  16-17
Notes to the Financial Statements ..................................  18-23


2
--------------------------------------------------------------------------------

                                                                       LETTER TO
[HENSSLER LOGO]                                                 THE SHAREHOLDERS
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

June 1, 2005

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (The Fund). The Fund's return for the last year through April 30, 2005, was up 2.93% versus an increase of 6.33% for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 5.06% versus an increase of 2.08% for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the five-year period through April 30, 2005, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top twelve percent (12%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were eight hundred ninety-nine (899) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

Our investment strategy remains intact. We will seek to buy only the strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

We are currently slightly overweighted in Technology, Consumer Staples, Materials and Healthcare. Since the last report we have initiated new positions in Church & Dwight, Inc., Dollar General Corp., Emerson Electric, Maxim Integrated Products and Stryker Corp.

With the addition of new high-quality stocks, we also eliminated several positions. During the past six months we eliminated American International Group, Harley Davidson Inc., Medtronic, Royal Dutch Petroleum and Sungard Data Systems. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute to The Fund's performance as the market and the economy continues to get stronger.

Continued on next page.

Please refer to important disclosures on next page.

                                                                               3
--------------------------------------------------------------------------------

                                                                       LETTER TO
[HENSSLER LOGO]                                                 THE SHAREHOLDERS
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like. Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund's management team.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,


Gene W. Henssler, Ph.D.                   Theodore L. Parrish, CFA
Co-Manager                                Co-Manager




This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest or send money.

% Rank in Category This is The Fund's total return percentile rank for the specified calendar year relative to all fund that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,198 funds in the last three years and 899 funds over the past five-years. With respect to these Large Blend funds, The Henssler Equity Fund received a % Rank of Large Blend Funds of 34% for the three-year period and 12% for the five-year period. Past performance is no guarantee of future results.


4
--------------------------------------------------------------------------------

                                                                     PERFORMANCE
[HENSSLER LOGO]                                                          HISTORY
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                            The Henssler Equity Fund
                            ------------------------
                    Performance of $1,000 Initial Investment
       For the period June 10, 1998 (inception of fund) to April 30, 2005

                                  [LINE CHART]

Past performance does not guaantee future results

                         Henssler Equity Fund           S&P 500 Total Return
                         --------------------           --------------------
    6/10/1998                   10,000                        10,000
   10/31/1998                    9,960                         9,933
    4/30/1999                   11,757                        12,151
   10/31/1999                   11,988                        12,483
    4/30/2000                   13,329                        13,381
   10/31/2000                   13,861                        13,244
    4/30/2001                   13,202                        11,646
   10/31/2001                   11,743                         9,946
    4/30/2002                   12,543                        10,175
   10/31/2002                   10,736                         8,443
    4/30/2003                   10,960                         8,821
   10/31/2003                   12,757                        10,199
    4/30/2004                   13,648                        10,839
   10/31/2004                   13,638                        11,160
    4/30/2005                   14,049                        11,526

                            Average Annual Total Return
                            ---------------------------
                              Periods ended 04/30/05
                              ----------------------
                                                       Since         Investment value at 04/30/05
                                                     Inception        assuming $10,000 initial
                           One Year     Five Year     6/10/98        investment at June 10, 1998
                           --------     ---------     -------        ---------------------------
The Henssler Equity Fund     2.93%        1.06%        5.06%                    $14,049
S&P 500 Total Return *       6.33%       (2.94)%       2.08%                    $11,526

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.




The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance can not guarantee future results, and current performance maybe lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

*The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the index, The Fund does not have any holdings in the Telecommunications or Utilities sectors.


                                                                               5
--------------------------------------------------------------------------------

                                                                        EXPENSES
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2004 through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

                                                                                     Expenses Paid
                                              Beginning            Ending            During Period*
                                            Account Value       Account Value       November 1, 2004
                                          November 1, 2004     April 30, 2005     through April 30, 2005
Actual                                     $   1,000.00         $   1,030.00         $       6.54
Hypothetical
 (5% return before expenses)                   1,000.00             1,018.50                 6.51

* Expenses are equal to The Fund's annualized expense ratio of 1.30%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.00% for the six-month period of November 1, 2004 to April 30, 2005.


6
--------------------------------------------------------------------------------

                                                                TOP TEN HOLDINGS
                                                            AND ASSET ALLOCATION
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                      Top Ten Holdings
                      (% of Net Assets)

Exxon Mobil Corp.                                    4.59%
PepsiCo, Inc.                                        4.42%
Target Corp.                                         4.13%
UnitedHealth Group, Inc.                             3.82%
Bank of America Corp.                                3.55%
Citigroup, Inc.                                      3.40%
Johnson & Johnson                                    3.32%
PACCAR, Inc.                                         3.24%
BP PLC - ADR                                         3.11%
Goldman Sachs Group, Inc.                            3.09%
                                                   -------
                                                    36.67%
                                                   =======

                      Asset Allocation
                      (% of Net Assets)

Financials                                          19.74%
Healthcare                                          18.06%
Information Technology                              15.27%
Consumer Staples                                    14.23%
Industrials                                         10.21%
Consumer Discretionary                               9.84%
Energy                                               7.70%
Materials                                            3.64%
Short-Term Investments                               1.27%
Other Assets in Excess of Liabilities                0.04%
                                                   -------
                                                   100.00%
                                                   =======



                                                                               7
--------------------------------------------------------------------------------

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 98.69%
                                                                   Shares           Value
                                                              -----------     -----------
Consumer Discretionary - 9.84%

      Building - Residential/Commercial - 1.27%
      Lennar Corp.                                                32,500      $ 1,672,775
                                                                              -----------

      Multimedia - 2.37%
      The Walt Disney Co.                                        118,325        3,123,780
                                                                              -----------

      Retail - Major Department Stores - 6.20%
      Dollar General Corp.                                       134,000        2,726,900
      Target Corp.                                               117,370        5,445,968
                                                                              -----------
                                                                                8,172,868
                                                                              -----------

        Total Consumer Discretionary (Cost $10,319,174)                        12,969,423
                                                                              -----------

Consumer Staples - 14.23%

      Beverages - Non-alcoholic - 4.42%
      PepsiCo, Inc.                                              104,675        5,824,117
                                                                              -----------

      Brewery - 2.14%
      Anheuser-Busch Companies, Inc.                              60,270        2,824,855
                                                                              -----------

      Consumer Products - Miscellaneous - 2.17%
      Church & Dwight Company, Inc.                               79,500        2,863,590
                                                                              -----------

      Cosmetics & Toiletries - 1.85%
      Kimberly-Clark Corp.                                        38,935        2,431,491
                                                                              -----------

      Food - Wholesale/Distribution - 2.78%
      SYSCO Corp.                                                105,950        3,665,870
                                                                              -----------

      Retail - Drug Stores - 0.87%
      Walgreen Co.                                                26,770        1,152,716
                                                                              -----------

        Total Consumer Staples (Cost $16,071,017)                              18,762,639
                                                                              -----------


   The accompanying notes are an integral part of the financial statements.


8
--------------------------------------------------------------------------------

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                   Shares           Value
                                                              -----------     -----------

Energy - 7.70%
      Oil Company - Integrated - 7.70%
      BP PLC - ADR                                                 67,400       4,104,660
      Exxon Mobil Corp.                                           106,014       6,045,978
                                                                              -----------

         Total Energy (Cost $7,365,757)                                        10,150,638
                                                                              -----------

Financials - 19.74%
      Commercial Banks - Southern US - 2.02%
      Synovus Financial Corp.                                      95,000       2,662,850
                                                                              -----------

      Commercial Banks - Super Regional US - 1.58%
      TCF Financial Corp.                                          82,200       2,078,838
                                                                              -----------

      Finance - Credit Card - 2.97%
      MBNA Corp.                                                  198,263       3,915,694
                                                                              -----------

      Finance - Diversified Services - 3.40%
      Citigroup, Inc.                                              95,500       4,484,680
                                                                              -----------

      Investment Companies - 1.49%
      Standard and Poor's Depository Receipts Trust Series 1       17,000       1,968,770
                                                                              -----------

      Investment Management/Advisory Services - 4.73%
      Goldman Sachs Group, Inc.                                    38,100       4,068,699
      T. Rowe Price Group, Inc.                                    39,300       2,168,181
                                                                              -----------
                                                                                6,236,880
                                                                              -----------
      Money Center Banks - 3.55%
      Bank of America Corp.                                       103,900       4,679,656
                                                                              -----------

        Total Financials (Cost $23,523,194)                                    26,027,368
                                                                              -----------


   The accompanying notes are an integral part of the financial statements.


                                                                               9
--------------------------------------------------------------------------------

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                   Shares           Value
                                                              -----------     -----------
Healthcare - 18.06%

      Disposable Medical Products - 1.37%
      C.R. Bard, Inc.                                              25,400       1,807,718
                                                                              -----------
      Healthcare - Distributor & Services - 1.79%
      Omnicare, Inc.                                               68,000       2,357,560
                                                                              -----------
      Medical - Drugs - 5.16%
      Eli Lilly & Co.                                              56,200       3,286,014
      Pfizer, Inc.                                                129,500       3,518,515
                                                                              -----------
                                                                                6,804,529
                                                                              -----------
      Medical - HMO - 3.82%
      UnitedHealth Group, Inc.                                     53,300       5,037,383
                                                                              -----------

      Medical Products - 5.92%
      Baxter International, Inc.                                   40,000       1,484,000
      Johnson & Johnson                                            63,670       4,369,672
      Stryker Corp.                                                40,000       1,942,000
                                                                              -----------
                                                                                7,795,672
                                                                              -----------

        Total Healthcare (Cost $20,571,216)                                    23,802,862
                                                                              -----------

Industrials - 10.21%

      Auto - Medium & Heavy Duty Trucks - 3.24%
      PACCAR, Inc.                                                 62,943       4,273,830
                                                                              -----------

      Diversified Manufacturing - 5.05%
      General Electric Co.                                         86,535       3,132,567
      Illinois Tool Works, Inc.                                    42,000       3,520,440
                                                                              -----------
                                                                                6,653,007
                                                                              -----------
      Electric Products - Miscellaneous - 1.92%
      Emerson Electric Co.                                         40,500       2,538,135
                                                                              -----------

        Total Industrials (Cost $9,948,861)                                    13,464,972
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.


10
--------------------------------------------------------------------------------

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                   Shares           Value
                                                              -----------     -----------
Information Technology - 15.27%

      Computer - Micro - 3.75%
      Dell, Inc. (a)                                               53,200       1,852,956
      International Business Machines Corp.                        40,400       3,085,752
                                                                              -----------
                                                                                4,938,708
                                                                              -----------

      Computer Services - 2.61%
      Affiliated Computer Services, Inc. (a)                       72,300       3,446,541
                                                                              -----------

      Computer Software - 1.30%
      Microsoft Corp.                                              67,900       1,717,870
                                                                              -----------

      Data Processing/Management - 1.57%
      Automatic Data Processing, Inc.                              47,500       2,063,400
                                                                              -----------

      Electronic Components - Semiconductors - 3.57%
      Applied Materials, Inc.                                     133,700       1,988,119
      Intel Corp.                                                  64,440       1,515,629
      Maxim Integrated Products, Inc.                              32,000       1,196,800
                                                                              -----------
                                                                                4,700,548
                                                                              -----------

      Telecommunication Equipment - 2.47%
      Nokia Oyj Corp. - ADR                                       204,000       3,259,920
                                                                              -----------

        Total Information Technology (Cost $19,238,880)                        20,126,987
                                                                              -----------
Materials - 3.64%

      Chemicals - Diversified - 3.64%
      E.I. Du Pont de Nemours & Co.                                53,500       2,520,385
      Praxair, Inc.                                                48,500       2,271,255
                                                                              -----------

         Total Materials (Cost $4,157,026)                                      4,791,640
                                                                              -----------

      TOTAL COMMON STOCKS (Cost $111,195,125)                                $130,096,529
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.


                                                                              11
--------------------------------------------------------------------------------

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 1.27%                               Principal
       Money Market Funds - 1.27%                             Amount
                                                           ------------
       Fifth Third Institutional Money Market Fund         $  1,675,168         1,675,168
                                                                             ------------
       TOTAL SHORT TERM INVESTMENTS (Cost $1,675,168)                           1,675,168
                                                                             ------------

Total Investments (Cost $112,870,293+) - 99.96%                               131,771,697
Other Assets Less Liabilities - 0.04%                                              58,015
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $131,829,712
                                                                             ============

(a)   Non-income producing security.
ADR   American Depositary Receipts

+ Cost for federal income tax purposes is $112,927,957 and net unrealized appreciation consists of:

       Gross unrealized appreciation:                      $21,206,401
       Gross unrealized depreciation:                       -2,362,656
                                                           -----------
         Net unrealized appreciation:                      $18,843,745
                                                           ===========


The accompanying notes are an integral part of the financial statements.


12
--------------------------------------------------------------------------------

                                                             STATEMENT OF ASSETS
                                                                   & LIABILITIES
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Assets:

  Investments, at market (identified cost $112,870,293)       $131,771,697
  Cash                                                               9,205
  Receivables:
     Capital shares sold                                           132,376
     Dividends and interest                                         54,212
  Prepaid insurance                                                 23,156
                                                              ------------
        Total assets                                           131,990,646
                                                              ------------

Liabilities:
  Payables:
     Capital shares redeemed                                        16,372
     Advisory fees due to advisor                                   54,665
     Directors' fees                                                 4,500
     Officers' compensation fees                                     8,865
     Operating service fees due to advisor                          76,532
                                                              ------------
        Total liabilities                                          160,934
                                                              ------------

Net Assets                                                    $131,829,712
                                                              ============

Net Assets consist of:
  Common stock                                                $        956
  Additional capital paid-in                                   112,227,306
  Undistributed net investment income                              213,880
  Accumulated net realized gain on investments                     486,166
  Net unrealized appreciation of investments                    18,901,404
                                                              ------------
Net Assets, for 9,555,493 shares outstanding                  $131,829,712
                                                              ============

Net Asset Value, offering and redemption price per share
($131,829,712 / 9,555,493 shares)                             $      13.80
                                                              ============


    The accompanying notes are an integral part of the financial statements.


                                                                              13
--------------------------------------------------------------------------------

                                                                    STATEMENT OF
                                                                      OPERATIONS
[HENSSLER LOGO]                                FOR THE YEAR ENDED APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Investment Income:

  Interest                                                         $   20,568
  Dividends (Net of foreign taxes of $18,675)                       2,435,322
                                                                   ----------
      Total investment income                                       2,455,890
                                                                   ----------
Expenses:
  Advisory fees                                                       653,498
  Directors' fees                                                      18,773
  Insurance fees                                                       26,344
  Interest expense - line of credit                                     4,955
  Officers' compensation fees                                          84,001
  Operating service fees                                              914,898
                                                                   ----------
      Total expenses                                                1,702,469
                                                                   ----------

  Net investment income                                               753,421
                                                                   ----------
Realized and Unrealized Gain on Investments:

  Net realized gain on investments                                  2,552,634
  Net change in unrealized appreciation on investments                500,884
                                                                   ----------
  Net gain on investments                                           3,053,518
                                                                   ----------

Net increase in net assets resulting from operations               $3,806,939
                                                                   ==========


    The accompanying notes are an integral part of the financial statements.


14
--------------------------------------------------------------------------------

                                                                   STATEMENTS OF
                                                           CHANGES IN NET ASSETS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                                    Year Ended           Year Ended
                                                                  April 30, 2005       April 30, 2004
                                                                  --------------       --------------
Operations:
  Net investment income                                           $     753,421       $     240,851
  Net realized gain on investments                                    2,552,634           2,419,720
  Net change in unrealized
    appreciation on investments                                         500,884          16,834,437
                                                                  -------------       -------------
Net increase in net assets resulting
from operations                                                       3,806,939          19,495,008
                                                                  -------------       -------------
Distributions to shareholders from:
  Net investment income                                                (625,649)           (325,774)
  Net realized gains                                                         --                  --
                                                                  -------------       -------------
                                                                       (625,649)           (325,774)
                                                                  -------------       -------------
Capital Share Transactions:
  Proceeds from shares sold                                          44,315,595          48,107,506
  Proceeds from shares issued to holders
     in reinvestment of dividends                                       569,733             305,363
  Cost of shares redeemed                                           (36,378,187)        (21,219,767)
                                                                  -------------       -------------
Increase in net assets from capital share transactions                8,507,141          27,193,102
                                                                  -------------       -------------
Increase in net assets                                               11,688,431          46,362,336
Net Assets:

  Beginning of year                                                 120,141,281          73,778,945
                                                                  -------------       -------------
  End of year                                                     $ 131,829,712       $ 120,141,281
                                                                  =============       =============
         Undistributed net investment income                      $     213,880       $      86,108
                                                                  =============       =============

    The accompanying notes are an integral part of the financial statements.


                                                                              15
--------------------------------------------------------------------------------

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

The tables below sets forth financial data for one share of capital stock outstanding throughout each year presented.

                                                For the Year       For the Year
                                                   Ended              Ended
                                               April 30, 2005     April 30, 2004
                                               --------------     --------------
Net Asset Value, Beginning of Year               $     13.47        $     10.85
                                                 -----------        -----------
     Income From Investment Operations:

     Net investment income                              0.08               0.03
     Net gain (loss) on securities (both
      realized and unrealized)                          0.32               2.63
                                                 -----------        -----------
       Total from investment operations                 0.40               2.66
                                                 -----------        -----------
     Distributions:

     Net realized capital gain                            --                 --
     Net investment income                             (0.07)             (0.04)
                                                 -----------        -----------
       Total distributions                             (0.07)             (0.04)
                                                 -----------        -----------

Net Asset Value, End of Year                     $     13.80        $     13.47
                                                 ===========        ===========

Total Return                                            2.93%             24.53%
Ratios/Supplemental Data

     Net assets, end of year (in 000s)           $   131,830        $   120,141
     Ratio of expenses to average net assets            1.30%              1.27%
     Ratio of net investment income to
      average net assets                                0.58%              0.25%
     Portfolio turnover rate                              31%                39%


    The accompanying notes are an integral part of the financial statements.


16
--------------------------------------------------------------------------------

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

     For the Year      For the Year      For the Year
        Ended             Ended             Ended
    April 30, 2003    April 30, 2002    April 30, 2001
    --------------    --------------    --------------
     $    12.43        $    13.12        $    13.29
     ----------        ----------        ----------


           0.04                --              0.01

          (1.61)            (0.65)            (0.14)
     ----------        ----------        ----------
          (1.57)            (0.65)            (0.13)
     ----------        ----------        ----------


             --             (0.03)            (0.04)
          (0.01)            (0.01)               --
     ----------        ----------        ----------
          (0.01)            (0.04)            (0.04)
     ----------        ----------        ----------

     $    10.85        $    12.43        $    13.12
     ==========        ==========        ==========

         (12.62)%           (4.99)%           (0.96)%


     $   73,779        $   39,360        $   29,563
           1.22%             1.27%             1.21%

           0.42%             0.00%             0.10%
             22%               44%               49%

    The accompanying notes are an integral part of the financial statements.


                                                                              17
--------------------------------------------------------------------------------

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The
Henssler Equity Fund ("The Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

      The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation -- Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund's Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b) Federal Income Taxes -- No provision for federal income taxes has been made since The Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Dividends are recorded on the ex-date.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases during the reporting period. Actual results could differ from those estimates.

e) Reclassifications -- Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the


18
--------------------------------------------------------------------------------

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund's understanding of the applicable country's tax rules and rates.

2.    CAPITAL SHARE TRANSACTIONS

      Transactions in shares of The Fund were as follows:

                                           Year Ended           Year Ended
                                         April 30, 2005       April 30, 2004
                                         --------------       --------------
      Sold .......................          3,227,744           3,732,949
      Reinvested .................             39,320              23,081
      Redeemed ...................         (2,628,459)         (1,641,480)
      Net Increase ...............            638,605           2,114,550

3.    INVESTMENT TRANSACTIONS

      The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by The Fund for the fiscal year ended April 30, 2005, were as follows:

      The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund's daily net assets. For the fiscal year ended April 30, 2005, the Adviser earned advisory fees of $653,498.

      The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, premiums for directors' liability insurance covering The Fund's independent directors, The Fund's allocable share of the salary and related costs for The Fund's chief compliance officer, and extraordinary expenses. For the fiscal year ended April 30, 2005, The Fund incurred independent directors' fees, insurance premiums, and chief compliance officer's fees of $18,773, $26,344, and $84,001, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund's daily net assets. For the fiscal year ended April 30, 2005, the Adviser earned fees of $914,898.


                                                                              19
--------------------------------------------------------------------------------

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

      The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

      The Fund and the Adviser have entered into a Distribution Agreement with CITCO Mutual Fund Distributors, Inc. to provide distribution services to The Fund. CITCO Mutual Fund Distributors, Inc. serves as underwriter/distributor of The Fund.

      Certain directors and officers of The Fund are directors and officers of the Adviser.

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30,
2005, Charles Schwab & Co., owned of record in aggregate more than 38% of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.    REVOLVING LINE OF CREDIT

      Revolving Credit Agreement -- The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of April 30, 2005, there were no outstanding balances. For the fiscal year ended April 30, 2005, The Fund incurred interest expenses of $4,955. During the fiscal year ended April 30, 2005, the average borrowings were $918,089 with an average interest rate of 3.67%.

6.    DISTRIBUTION TO SHAREHOLDERS

      Income  and  long-term  capital  gain   distributions  are  determined  in
accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the fiscal years 2005 and 2004 were as follows

      Distributions paid from:                       2005           2004
                                                   --------       --------
          Ordinary income                          $625,649       $325,774
          Long-term Capital Gain                         --             --
                                                   --------       --------
                                                   $625,649       $325,774
                                                   ========       ========


20
--------------------------------------------------------------------------------

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

      As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                            $   213,880
      Unrealized appreciation*                                  18,843,745
      Undistributed capital gains                                  543,825
                                                               -----------
                                                               $19,601,450
                                                               ===========

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

7.    N-Q DISCLOSURE AND PROXY PROCEDURES (Unaudited)

      The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Henssler Equity Fund this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Henssler Equity Fund's Forms N-Q will be available on the SEC's web site at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio's vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Company's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-936-3863 and (ii) on the SEC's web site at www.sec.gov in addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Company's Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC's website at www.sec.gov.

8.    SUBSEQUENT EVENT (Unaudited)

      Effective June 6, 2005, ALPS Distributors, Inc., and ALPS Mutual Funds Services, Inc., will be taking over as distributor, transfer, redemption, and dividend disbursing agent from Citco Mutual Fund Distributors, Inc. and Citco Mutual Fund Services, Inc.


                                                                              21
--------------------------------------------------------------------------------

                                                REPORT OF INDEPENDENT REGISTERED
[HENSSLER LOGO]                                           PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors

The Henssler Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Henssler Equity Fund, a series of The Henssler Funds, Inc., including the schedule of investments, as of April 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of The Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended April 30, 2002 were audited by other auditors whose report dated May 21, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 20, 2005


22
--------------------------------------------------------------------------------

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[HENSSLER LOGO]                                                   APRIL 30, 2005
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

Independent Directors (Unaudited)

                                                                           Number of Portfolios
                                                            Length of      in Fund Complex          Other
Name, Age and Address                     Position          Time Served    Overseen by Director     Directorships Held
------------------------------------------------------------------------------------------------------------------------
 Robert E. Nickels (61)                   Director          Since 2002         One                        None
 2 Delegal's Retreat
 Savannah, GA 31411

 Principal Occupation During past 5 years:
 Retired
------------------------------------------------------------------------------------------------------------------------
 David P. O'Brien (64)                    Director          Since 2004         One                        None
 2626 Brookwood Drive
 Atlanta, GA 30305

 Principal Occupation During past 5 years:
 MD, Urologist
------------------------------------------------------------------------------------------------------------------------
 Joseph W. Owen (43)                      Director          Since 2004         One                        None
 126 Riverview Drive
 Suwanee, GA 30024

 Principal Occupation During past 5 years:
 Vice President, Xcellent, Inc.
------------------------------------------------------------------------------------------------------------------------

Additional Directors and Officers (Unaudited)

                                                                           Number of Portfolios
                                                            Length of      in Fund Complex          Other
Name, Age and Address                     Position          Time Served    Overseen by Director     Directorships Held
------------------------------------------------------------------------------------------------------------------------
 Gene W. Henssler, Ph.D. (64)             Director,         Since 1998         One                        None
 3735 Cherokee Street                     President
 Kennesaw, GA 30144                       Co-Portfolio
                                          Manager
 Principal Occupation During past 5 years:
 President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------
 Patricia T. Henssler, C.P.A. (49)        Director,         Since 1998         One                        None
 3735 Cherokee Street                     Executive V.P.,
 Kennesaw, GA 30144                       Treasurer

 Principal Occupation During past 5 years:
 Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T., Henssler, C.P.A., LLC
------------------------------------------------------------------------------------------------------------------------
 William G. Lako, Jr., CFP(R) (34)        Vice President    Since 1998         One                        Cherokee
 3735 Cherokee Street                                                                                     National Trust
 Kennesaw, GA 30144

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
 Scott L. Keller, CFA (38)                Vice President    Since 1998         One                        Cherokee
 3735 Cherokee Street                                                                                     National Trust
 Kennesaw, GA 30144

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
 Theodore L. Parrish, CFA (32)            Vice President    Since 1998         One                        None
 3735 Cherokee Street                     Co-Portfolio
 Kennesaw, GA 30144                       Manager

 Principal Occupation During past 5 years:
 Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------


                                                                              23
--------------------------------------------------------------------------------

                                    Adviser:
                         Henssler Asset Management, LLC
                              3735 Cherokee Street
                             Kennesaw, Georgia 30144

                                        o

                                  Distributor:
                             ALPS Distributors, Inc.
                              P.O. Box 8796 Denver,
                                 Colorado 80201

                                        o

                                   Custodian:
                           The Fifth Third Bank, N.A.
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                        o

              Transfer, Redemption, and Dividend Disbursing Agent:
                         ALPS Mutual Fund Services, Inc.
                              P.O. Box 8796 Denver,
                                 Colorado 80201

                                        o

                  Independent Registered Public Accounting Firm
                              Tait, Weller & Baker
                                   Suite 2400
                               1818 Market Street
                        Philadelphia, Pennsylvania 19103

                                        o

                                  Legal Counsel
                      Kilpatrick Stockton Attorneys at Law
                      Reinaldo Pascual and Jeffrey Skinner
                        1100 Peachtree Street Suite 2800
                           Atlanta, Georgia 30309-4530

ITEM 2. CODE OF ETHICS.

See below.

The registrant has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer. Given registrant's size, and the limited number of personnel conducting registrant's business, registrant believes that its current internal procedures adequately address the issues that such a code would otherwise cover.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert, as defined under the SEC rules, serving on its audit committee. At this time, the registrant believes that the financial experience provided by each member of the audit committee offer the registrant sufficient oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to Henssler Funds for the last two fiscal years by the principal accountant were $10,500 and $10,000, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under "Audit Fees" Disclosure, billed to Henssler Funds for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $2,500 and $2,500, respectively.

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0, respectively.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 15, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form

(1) Certifications

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Henssler Funds, Inc.


By /s/ Gene W. Henssler                                                PRESIDENT
   ----------------------                                              ---------
   Gene W. Henssler, Ph.D.

Date 07/08/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/                Gene W. Henssler, Ph.D.            PRESIDENT
   ------------------


Date 07/08/2005

By /s/                Patricia T. Henssler               Chief Financial Officer
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Date 07/09/2005

*  Print the name and title of each signing officer under his or her signature.